WARRANTS (Detail) - Schedule of Derivative Instruments (Tangiers Investors LP September 27, 2010 [Member], USD $)	12 Months Ended
Dec. 31, 2010
Tangiers Investors LP September 27, 2010 [Member]
Stock Price on Measurement Date (in Dollars per share)	$ 0.015
Exercise Price of Warrants (in Dollars per Item)	0.05
Term of Warrants (years)	5 years
Computed Volatility	440.00%
Annual Dividends	0.00%
Discount Rate	1.31%